Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Intangible Assets
Note 10 - Intangible Assets

A.	Composition and changes

	Electricity supply agreements and concession agreements	Goodwill	Total
	USD in thousands
Cost
Balance as of January 1, 2024	149,242	148,128	297,370
Initial consolidation	3,346	662	4,008
Additions	9,556	-	9,556
Translation differences	(6,896)	9	(6,887)

Balance as of December 31, 2024	155,248	148,799	304,047

Initial consolidation	6,125	-	6,125
Disposals	(2,070)	-	(2,070)
Translation differences	15,096	96	15,192

Balance as of December 31, 2025	174,399	148,895	323,294

Amortization:
Balance as of January 1, 2024	9,409	-	9,409
Amortization	3,883	-	3,883
Translation differences	(687)	-	(687)

Balance as of December 31, 2024	12,605	-	12,605

Amortization	4,828	-	4,828
Translation differences	1,890	-	1,890

Balance as of December 31, 2025	19,323	-	19,323

Depreciated cost as of December 31, 2024	142,643	148,799	291,442
Depreciated cost as of December 31, 2025	155,076	148,895	303,971

B.	Impairment testing for cash-generating unit containing goodwill

For the purpose of impairment testing, goodwill is allocated mainly to the Company’s operations in the United States, and represents the lowest level within the Group at which goodwill is monitored for internal management purposes.

The aggregate carrying amounts of goodwill:

	As of December 31
	2025	2024
	USD thousands	USD thousands
Goodwill	148,895	148,799

The estimated recoverable amount of the unit was higher than its carrying amount, and therefore there was no need for an impairment.

The recoverable amount was based on its value in use and was determined by discounting its future cash flows to be generated with the assistance of independent valuers. Value in use in 2025 was determined in a similar manner as in 2024.

Key assumptions used in calculation of the recoverable amount

Key assumptions used in the calculation of recoverable amounts are discount rates, sponsor cash flows from operating and development projects.

(1)	Discount rate

The after-tax discount rate was estimated based on past experience, and an industry average weighted average cost of capital. Project cash flows were discounted at a discount rate of 8.0% based on the project’s development stage.

(2)	Sponsor Cash Flows

Sponsor cash flows relate to the cash flows at the equity level after tax equity partner, debt, and taxes.